Consolidated Balance Sheets (parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Accounts receivable, allowance	¥ 10,051	$ 1,540	¥ 862
Current liabilities of the VIE without recourse to the primary beneficiary	158,047	24,221	95,598
Non-current liabilities of the VIE without recourse to the primary beneficiary	48,802	7,479	¥ 38,460
Ordinary shares, shares authorized			1,950,000,000
Nonrecourse [Member]
Current liabilities of the VIE without recourse to the primary beneficiary	28,261	4,330	¥ 30,196
Non-current liabilities of the VIE without recourse to the primary beneficiary	¥ 588	$ 90	¥ 602
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	64,688,479	64,688,479	64,034,573
Ordinary shares, shares outstanding	64,634,743	64,634,743	64,034,573
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663	45,422,663
Ordinary shares, shares issued	44,992,555	44,992,555	45,422,663
Ordinary shares, shares outstanding	44,992,555	44,992,555	45,422,663